Business Combination - Schedule of Bargain on Purchase Arising on Acquisition (Parenthetical) (Details)	Dec. 31, 2023	Feb. 03, 2023
Magnum E-commerce Kazakhstan LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.01%	51.00%